Other taxes receivable & Other taxes payable	6 Months Ended
Jun. 30, 2026
Other taxes payable & Other taxes receivable
Other taxes receivable & Other taxes payable
18 Other taxes receivable & Other taxes payable
Other taxes receivable are comprised of the following:

	As of
In thousands of USD	December 31, 2025	June 30, 2026
Value added taxes	3,527	2,709
Other taxes receivable	219	195
Other taxes receivable	3,746	2,904
Current	3,746	2,904
Other taxes payable are comprised of the following:

	As of
In thousands of USD	December 31, 2025	June 30, 2026
Value added taxes	4,258	3,188
Withholding Tax	6,628	6,367
Other taxes payable	592	206
Other taxes payable	11,478	9,761
Current	11,478	9,761